Segment Information - Certain Information Concerning Principal Geographic Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales	$ 4,032	$ 3,965	$ 4,239	$ 4,208	$ 3,986	$ 3,915	$ 4,234	$ 4,109	$ 3,713	$ 3,426	$ 3,661	$ 3,583	$ 16,444	$ 16,244	$ 14,383
Property, plant and equipment, net	2,385				2,137								2,385	2,137
United States [Member]
Segment Reporting Information [Line Items]
Sales													4,713	4,020	3,426
Property, plant and equipment, net	563				487								563	487
Germany [Member]
Segment Reporting Information [Line Items]
Sales													2,330	2,623	2,299
Property, plant and equipment, net	403				393								403	393
Rest Of World [Member]
Segment Reporting Information [Line Items]
Sales													7,200	7,935	7,374
Property, plant and equipment, net	1,062				1,002								1,062	1,002
China [Member]
Segment Reporting Information [Line Items]
Sales													2,201	1,666	1,284
Property, plant and equipment, net	$ 357				$ 255								$ 357	$ 255